Financial investments	12 Months Ended
Dec. 31, 2019
Disclosure of financial assets [abstract]
Financial investments
5.	Financial investments

(a)	This caption is made up as follows, as of December 31, 2019 and 2018 is as follow:

	2019	2018
	S/(000)	S/(000)
Debt instruments measured at fair value through other comprehensive income (b), (c)	14,010,029	13,143,526
Investments at amortized cost (d)	2,160,775	1,843,944
Investments at fair value through profit or loss (e)	1,551,537	1,571,468
Equity instruments measured at fair value through other comprehensive income (f)	1,125,722	845,317

Total financial investments	18,848,063	17,404,255

Accrued income
Debt instruments measured at fair value through other comprehensive income (b)	178,444	185,067
Investments at amortized cost (d)	46,211	40,123

Total	19,072,718	17,629,445

(b)	Following is the detail of debt instruments measured at fair value through other comprehensive income:

		Unrealized gross amount				Annual effective interest rates
2019	Amortized cost S/(000)	Gains S/(000)	Losses (c) S/(000)	Estimated fair value S/(000)	Maturity	S/		US$
						Min %	Max %	Min %	Max %
Corporate, leasing and subordinated bonds (*)	7,562,985	648,601	(12,300)	8,199,286	Jan-20 / Jan-114	0.71	21.76	2.26	10.73
Peruvian Sovereign Bonds	3,213,581	330,856	(242)	3,544,195	Aug-24 / Feb-55	1.59	5.31	—	—
Negotiable Certificates of Deposit issued by BCRP	1,481,962	1,533	(2)	1,483,493	Jan-20 / Jun-21	2.15	3.04	—	—
Bonds guaranteed by the Peruvian Government	626,087	42,153	(167)	668,073	Oct-24 / Jul-34	2.24	4.14	3.61	5.14
Global Bonds of the Republic of Colombia	114,431	551	—	114,982	Jul-21 / Mar-23	—	—	2.24	2.46

Total	12,999,046	1,023,694	(12,711)	14,010,029

Accrued interest				178,444

Total				14,188,473

		Unrealized gross amount				Annual effective interest rates
2018	Amortized cost S/(000)	Gains S/(000)	Losses (c) S/(000)	Estimated fair value S/(000)	Maturity	S/		US$
						Min %	Max %	Min %	Max %
Corporate, leasing and subordinated bonds (*)	7,687,065	80,122	(286,043)	7,481,144	Jan-19 / Jan-114	2.01	9.58	2.80	8.90
Peruvian Sovereign Bonds	2,702,571	46,714	(65,955)	2,683,330	Aug-20 / Feb-55	2.37	8.19	—	—
Negotiable Certificates of Deposit issued by BCRP (**)	1,381,011	179	(711)	1,380,479	Jan-19 / Apr-20	2.73	3.05	—	—
Bonds guaranteed by the Peruvian Government	804,309	5,166	(14,477)	794,998	May-24 / Jul -34	4.10	6.01	4.97	8.81
Global Bonds of the Republic of Peru	332,311	1,439	(14,692)	319,058	Jul-25 / Feb-55	6.39	7.40	3.66	3.71
Global Bonds of the Republic of Colombia	271,482	—	(4,046)	267,436	Mar-19 / Sep-37	—	—	2.29	7.48
Global Bonds of the United Mexican States	105,749	—	(7,133)	98,616	Oct-23 / Sep 34	—	—	4.16	6.28
Treasury Bonds of the United States of America	83,888	—	(1,039)	82,849	Dec-20 / Oct-23	—	—	2.47	2.53
Global Bonds of the Republic of Chile	36,983	—	(1,367)	35,616	Feb-28	—	—	3.74	3.74

Total	13,405,369	133,620	(395,463)	13,143,526

Accrued interest				185,067

Total				13,328,593

(*)
As of December 31, 2019 and 2018, Inteligo holds corporate bonds from different entities for approximately S/440,409,000 and S/411,047,000, respectively, which guarantee loans with Credit Suisse First Boston and Bank J. Safra Sarasin; see Notes 12(e) and (i).

(**)	As of December 31, 2018, Interbank held Negotiable Certificates of Deposit issued by the BCRP for approximately S/256,777,000, which guaranteed loans with said entity; see Note 12(b).

The following table shows the credit quality and maximum exposure to credit risk based on the Group’s internal credit rating of debt instruments measured at fair value through other comprehensive income as of December 31, 2019 and 2018. The amounts presented do not consider impairment.

	2019				2018
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	S/000	S/000	S/000	S/000	S/000	S/000	S/000	S/000
High grade	6,482,810	—	—	6,482,810	5,558,408	—	—	5,558,408
Standard grade	7,194,044	333,175	—	7,527,219	7,271,873	313,245	—	7,585,118
Sub-standard grade	—	—	—	—	—	—	—	—

Total	13,676,854	333,175	—	14,010,029	12,830,281	313,245	—	13,143,526

On the other hand, as of December 31, 2019 and 2018, the Group holds debt instruments measured at amortized cost with a high grade credit quality and classified in Stage 1 for approximately S/2,160,775,000 and S/1,843,944,000, respectively.

(c)	The Group has determined that the unrealized losses on debt instruments as of December 31, 2019 and 2018, not related to credit risk, are of temporary nature.
The Group, according to the business model applied to these debt instruments, has the capacity to hold these investments for a sufficient period that allows the early recovery of the fair value, up to the maximum period for the early recovery or the due date.
As of December 31, 2019 and 2017, the Group has recognized the losses related to the credit risk of the investments in the consolidated statement of income as an impairment loss according to the policies on the estimation of the expected credit loss of the investments indicated in Note 3.4(h) and (ah.3) (loss reversion as of December 31, 2018).

As of December 31, 2019 and 2018, the detail of the unrealized losses of the debt instruments classified as at fair value through other comprehensive income is as follows:

	2019			2018
Issuer	Amortized cost	Unrealized gross gain	Unrealized gross loss	Amortized cost	Unrealized gross gain	Unrealized gross loss	Maturity as of December 31, 2019	Risk rating as of December 31, 2019
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Peruvian Sovereign Bonds	3,213,581	330,856	(242)	2,702,571	46,714	(65,955)	2024-2055	A- (*) (***)
Corporación Financiera de Desarrollo S.A.	374,631	30,197	(1,438)	386,240	—	(19,238)	2022-2046	AA (**) (***)
BBVA Banco Continental	302,668	14,611	(3,301)	199,326	2,039	(4,737)	2020-2033	AA+ (**) (***)
H2Olmos S.A.	227,018	10,103	—	230,838	—	(4,793)	2025-2032	AA (**)
Fermaca Enterprises S.R.L.	218,733	6,906	—	229,906	—	(11,778)	2038	BBB (*)
Bienes Raíces Uno Trust	180,067	11,417	—	183,572	—	(23,301)	2044	BBB (*)
Mexichem SAB de CV	175,102	9,874	—	178,387	—	(18,048)	2042-2044	BBB- (*)
Línea Amarilla S.A.C.	174,049	14,284	—	173,130	1,042	(4,998)	2037	AA (**)
PA Pacifico Trust	161,799	4,144	—	166,049	—	(12,280)	2035	BBB- (*)
Celulosa Arauco y Constitución S.A.	160,864	2,783	—	163,796	—	(12,295)	2047	BBB- (*)
Global Bonds of the Republic of Colombia	114,431	551	—	271,482	—	(4,046)	2021-2023	BBB (*)
Falabella Perú S.A.A.	101,225	6,769	—	101,341	—	(6,474)	2028-2035	AA+ (**)
Red de Energia del Perú	99,781	12,964	—	109,665	—	(4,111)	2026-2031	AAA (**)
Celeo Redes Operación CL	91,984	8,499	—	94,252	—	(6,014)	2047	BBB (*)
Taboada Finance Ltda.	90,888	2,399	(167)	93,010	612	(4,694)	2029-2033	BBB+ (*) (***)
Enel Distribución Perú S.A.A.	85,706	8,373	(8)	85,665	426	(5,864)	2025-2038	AAA (**) (***)
Lima Metro Line 2 Finance Limited	80,965	7,825	—	149,512	—	(7,935)	2034	BBB (*)
PA Costera Trust	73,548	5,154	—	75,046	—	(4,716)	2034	BBB- (*)
Electricite de France S.A.	71,161	3,445	—	72,431	—	(8,673)	2114	A- (*)
México Generadora de Energía	67,399	3,341	—	72,009	—	(5,324)	2032	BBB (*)
Goldman Sachs	64,547	16,566	—	63,129	—	(6,572)	2030-2042	BBB+ (*)
Southern Perú Copper Coporation	53,086	2,501	(386)	220,634	—	(7,653)	2028-2035	BBB+ (*) (***)
Banco de Crédito del Perú	41,891	158	(9)	222,072	—	(14,536)	2023-2025	BBB+ (*) (***)
Cencosud S.A.	—	—	—	191,388	—	(20,819)	—	—
Global Bonds of the Republic of Peru	—	—	—	332,311	1,439	(14,692)	—	—
Global Bonds of the United Mexican States	—	—	—	105,749	—	(7,133)	—	—
Mexico City Airport Trust	—	—	—	94,948	—	(11,129)	—	—
Comisión Federal de Electricidad CFE.	—	—	—	35,007	—	(4,180)	—	—
Instruments with individual losses less than S/4 million	346,287	—	(7,160)	3,559,022	296	(73,475)	—	—

Total	6,571,411	513,720	(12,711)	10,562,488	52,568	(395,463)

(*)	Instrument rated abroad.
(**)	Instrument rated in Peru.
(***)	Corresponds to the instrument’s rating with the largest unrealized loss.

The analysis of changes in fair value and the corresponding expected credit loss is presented below:

	2019
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	12,830,281	313,245	—	13,143,526
New originated or purchased assets	3,813,427	—	—	3,813,427
Assets derecognized or matured	(3,987,934)	(24,453)	—	(4,012,387)
Change in fair value	1,024,945	37,797	—	1,062,742
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	—	—	—	—
Transfers to Stage 3	—	—	—	—
Write-offs	—	—	—	—
Foreign exchange effect	(3,865)	6,586	—	2,721

End of year balances	13,676,854	333,175	—	14,010,029

	2019
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	6,446	21,604	—	28,050
New originated or purchased assets	1,588	—	—	1,588
Assets derecognized or matured	(987)	(303)	—	(1,290)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	(4)	4	—	—
Transfers to Stage 3	—	—	—	—
Effect on the expected credit loss due to the change of the stage during the year	—	—	—	—
Others (*)	(109)	6,601	—	6,492
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	(85)	(12)	—	(97)

Expected credit loss at the end of the period	6,849	27,894	—	34,743

(*)	Corresponds mainly to the variation in the inputs used for calculating the expected credit losses different to changes in the stage during the year.

	2018
Gross carrying amount of debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Beginning of year balances	13,176,991	408,908	—	13,585,899
New originated or purchased assets	4,628,120	—	—	4,628,120
Assets derecognized	(4,267,715)	(136,375)	—	(4,404,090)
Change in fair value	(900,036)	36,708	—	(863,328)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	—	—	—	—
Transfers to Stage 3	—	—	—	—
Write offs	—	—	—	—
Foreign exchange effect	192,921	4,004	—	196,925

End of year balances	12,830,281	313,245	—	13,143,526

	2018
Movement of the allowance for expected credit losses for debt instruments measured at fair value through other comprehensive income	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Expected credit loss at the beginning of the period	5,330	35,510	—	40,840
New originated or purchased assets	1,215	—	—	1,215
Assets derecognized or matured	(324)	(13,139)	—	(13,463)
Transfers to Stage 1	—	—	—	—
Transfers to Stage 2	—	—	—	—
Transfers to Stage 3	—	—	—	—
Effect on the expected credit loss due to the change of the Stage during the year	—	—	—	—
Others (*)	181	(1,010)	—	(829)
Write-offs	—	—	—	—
Recoveries	—	—	—	—
Foreign exchange effect	44	243	—	287

Expected credit loss at the end of the period	6,446	21,604	—	28,050

(*)	Corresponds mainly to the variation in the inputs used for calculating the expected credit losses different to changes in the stage during the year.

As a result of the assessment of the impairment of its debt instruments at fair value through other comprehensive income, the Group recorded an expense of S/6,790,000 during the year 2019 and a reversal of the impairment of S/13,077,000 during the year 2018, which were presented in the caption “(Loss) recovery to impairment of financial investments” in the consolidated statement of income. The movement of unrealized results of investments at fair value through other comprehensive income, net of Income Tax and non-controlling
interest, is presented in Notes 16(d) and (e).
Also, as result of the impairment assessment of its
available-for-sale
financial investments held during the year 2017, under IAS 39, see Note 3.4(ah.3)(ii), the Group recorded an impairment loss of S/20,759,000 in said year, which was presented within the caption “(Loss) recovery to impairment of financial investments” of the consolidated statement of income. The movement of unrealized results of available-for-sale
investments, net of the deferred Income Tax and the
non-controlling
interest, is presented in Notes 16(d) and (e).

(d)
As of December 31, 2019 and 2018, investments at amortized cost are entirely comprised of Sovereign Bonds of the Republic of Peru issued in Soles, for an amount of S/2,206,986,000 and S/1,884,067,000, respectively, including accrued interest. Said investments present low credit risk and the expected credit loss is not significant.

As of December 31, 2019, these investments have maturity dates that range from September 2023 to August 2037, have accrued interests at effective annual rates ranging from 4.29 percent and 6.26 percent, and estimated fair value amounting to approximately S/2,328,303,000 (as of December 31, 2018, their maturity dates ranged from August 2020 to August 2037, accrued interests at effective annual rates between 4.05 percent and 6.33 percent, and its estimated fair value amounted to approximately S/1,856,325,000).
During the year 2019, the Government of the Republic of Peru performed public offerings to buyback certain sovereign bonds, with the purpose of renewing its debt and funding its fiscal deficit. Considering the purpose of this offering, following such offering, there would be no outstanding sovereign bonds of the repurchased issuances. In the event that some bonds remained outstanding, they would become illiquid on the market. In that sense, Interbank took part of these public offerings and sold to the Government of the Republic of Peru sovereign bonds classified as investments at amortized cost for approximately S/340,518,000, generating a gain amounting to S/8,474,000, which was recorded within the caption “Net gain from derecognition of financial investments at amortized cost” of the consolidated statement of income. Notwithstanding the aforementioned, with the purpose of maintaining its asset management strategy, the Bank purchased simultaneously other sovereign bonds of the Republic of Peru for approximately S/340,432,000, and classified them as investments at amortized cost. In Management’s opinion and pursuant to IFRS 9, said transaction is congruent with the Group’s business model because although said sales were significant, they were infrequent and were performed with the sole purpose of facilitating the debt renewal and the funding of the fiscal deficit of the Republic of Peru, and thus the business model regarding these assets has always been the collection of the contractual cash flows.
On the other hand, in accordance with IAS 39, in force until December 31, 2017, Interbank reclassified from the year 2015 to the year 2017, Peruvian sovereign bonds from available-for-sale
investments to
held-to-maturity
investments for S/487,385,000. Said instruments held an unrealized net loss in the net equity for S/24,690,000. According to IAS 39 requirements, the unrealized net loss of these instruments was transferred to profit and loss for their remaining maturity. In that sense, Interbank recorded in the statement of income for the period 2017 a net loss of approximately S/2,608,000; see Notes 16(d) and (e).
As of December 31, 2019 and 2018, Interbank keeps loans with the BCRP that are guaranteed with these sovereign bonds of the Republic of Peru, classified as restricted, for approximately S/762,347,000 and S/738,635,000, respectively; see Note 12(b).

(e)	The composition of financial instruments at fair value through profit or loss is as follows:

	2019	2018
	S/(000)	S/(000)
Equity instruments
Local and foreign mutual funds and investment funds participations	1,083,079	1,144,771
BioPharma Credit PLC (g)	132,054	144,157
Royalty Pharma (h)	117,682	78,808
VíaSat Inc.	26,683	21,705
LendUp	23,375	23,720
Ishare Core MSCI Word UCIT	22,726	18,195
Others	80,684	72,046
Debt instruments
Corporate, leasing and subordinated bonds	65,254	42,625
Peruvian Sovereign Bonds	—	21,927
Treasury Bonds of the United States of America	—	3,514

Total	1,551,537	1,571,468

(*)
As of December 31, 2019 and 2018, investments at fair value through profit or loss include investments held for trading for approximately S/194,535,000 and S/189,829,000, respectively; and those assets that are necessarily measured at fair value through profit or loss for approximately S/1,357,002,000 and S/1,381,639,000, respectively.

(f)	As of December 31, 2019 and 2018, the composition of equity instruments measured at fair value through other comprehensive income is as follows:

	2019	2018
	S/(000)	S/(000)
BioPharma Credit PLC (g)	336,338	261,484
InRetail Perú Corp (i)	285,962	228,122
Ishares	140,198	130,155
Engie- Energía Perú S.A.	90,670	51,384
Luz del Sur S.A.A.	87,983	23,727
Ferreycorp S.A.A.	83,013	78,528
Gilead Sciences INC	19,381	18,988
Credicorp	18,030	—
Unión de Cervecerías Backus y Johnston	17,138	—
Others below S/17 million	47,009	52,929

Total	1,125,722	845,317

(g)
The Group has investments in BioPharma Credit PLC, a public limited liability company dedicated to the biological sciences industry and which is quoted in the “Specialist Fund Segment” (segment designed for highly specialized investment entities which focus on highly informed institutional investors or professional investors) of the London Stock Exchange.

As of December 31, 2019, the Group, through IFS and its Subsidiary Inteligo Bank, holds 39,065,925 shares classified as investments at fair value through profit and loss. Additionally, through its Subsidiary Interseguro, the Group holds a total of 99,500,000 shares classified as investment at fair value through other comprehensive income. Combined, it holds 138,565,925 shares that represent 10.09 percent of the capital stock of the entity (As of December 31, 2018, IFS and its Subsidiary Inteligo Bank held 40,159,328 shares classified as investments at fair value through profit and loss. Interseguro held 72,791,326 shares classified as investment at fair value through other comprehensive income. Combined, the Group held 112,950,654 shares that represented 8.22 percent of the capital stock of the entity).

(h)
Corresponds to participations in RPI International Holding, which invests in a series of subordinated funds whose objective is to invest in Royalty Pharma Investments, an investment fund established under the laws of the Republic of Ireland and authorized by the Central Bank of Ireland. This investment fund is dedicated to buying medical and biotechnology patents. The participations in RPI International Holding are not liquid and require authorization for trading.

As of December 31, 2019 and 2018, the Group holds 192,500 and 152,251 participations, respectively, in RPI International Holding classified as investments at fair value through profit or loss.
During the years 2019, 2018 and 2017, the Group received dividends from these investments for approximately S/11,010,000, S/9,847,000 and S/4,467,000, respectively, which are included in the caption “Interest and similar income” in the consolidated statement of income.

(i)
As of December 31, 2019, and 2018, the Group holds 2,396,920 shares, which represent 2.33 percent of the capital stock of InRetail Perú Corp. (a related entity), classified as equity instrument measured at fair value through other comprehensive income.

(j)
The following is the balance of investments at fair value through other comprehensive income (debt and equity instruments) and investments at amortized cost as of December 31, 2019 and 2018 classified by contractual maturity (without including accrued interest):

	2019		2018
	Investments at fair value through other comprehensive income	Investments at amortized cost	Investments at fair value through other comprehensive income	Investments at amortized cost
	S/(000)	S/(000)	S/(000)	S/(000)
Up to 3 months	621,673	—	763,539	—
From 3 months to 1 year	1,041,788	—	966,019	—
From 1 to 3 years	407,657	—	705,687	190,479
From 3 to 5 years	909,183	1,158,805	706,076	470,976
From 5 years onwards	11,029,728	1,001,970	10,002,205	1,182,489
Equity instruments (without maturity)	1,125,722	—	845,317	—

Total	15,135,751	2,160,775	13,988,843	1,843,944

(k)	Below are the debt instruments measured at fair value through other comprehensive income and at amortized cost according to the stages indicated by IFRS 9 as of December 31, 2019 and 2018:

	2019
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Corporate, leasing and subordinated bonds	7,866,111	333,175	—	8,199,286
Peruvian Sovereign Bonds	5,704,970	—	—	5,704,970
Negotiable Certificates of Deposit issued by BCRP	1,483,493	—	—	1,483,493
Bonds guaranteed by the Peruvian Government	668,073	—	—	668,073
Global Bonds of the Republic of Colombia	114,982	—	—	114,982

Total	15,837,629	333,175	—	16,170,804

	2018
Debt instruments measured at fair value through other comprehensive income and at amortized cost	Stage 1	Stage 2	Stage 3	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Corporate, leasing and subordinated bonds	7,167,899	313,245	—	7,481,144
Peruvian Sovereign Bonds	4,527,274	—	—	4,527,274
Negotiable Certificates of Deposit issued by BCRP	1,380,479	—	—	1,380,479
Bonds guaranteed by the Peruvian Government	794,998	—	—	794,998
Global Bonds of the Republic of Peru	319,058	—	—	319,058
Global Bonds of the Republic of Colombia	267,436	—	—	267,436
Global Bonds of the United Mexican States	98,616	—	—	98,616
Treasury Bonds of the United States of America	82,849	—	—	82,849
Global Bonds of the Republic of Chile	35,616	—	—	35,616

Total	14,674,225	313,245	—	14,987,470